John Hancock
Income Securities Trust
Quarterly portfolio holdings 1/31/2022

Fund’s investments
As of 1-31-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 23.6% (15.0% of Total investments)				$40,979,458
(Cost $41,056,307)
U.S. Government 6.5%				11,355,713
U.S. Treasury
Bond (A)	2.000	11-15-41	626,000	608,492
Bond (A)	2.000	08-15-51	2,696,600	2,630,449
Note (A)(B)	1.250	12-31-26	2,907,000	2,857,490
Note (A)(B)	1.375	11-15-31	5,458,000	5,259,282
U.S. Government Agency 17.1%				29,623,745
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (C)	2.000	11-01-51	177,252	173,177
30 Yr Pass Thru (C)	2.000	12-01-51	593,122	579,301
30 Yr Pass Thru (C)	2.000	01-01-52	205,000	200,159
30 Yr Pass Thru	2.500	08-01-50	59,972	60,114
30 Yr Pass Thru (C)	2.500	11-01-51	558,950	561,322
30 Yr Pass Thru	2.500	12-01-51	184,049	184,024
30 Yr Pass Thru	3.000	03-01-43	389,523	409,413
30 Yr Pass Thru	3.000	10-01-49	977,263	1,003,859
30 Yr Pass Thru	3.000	12-01-49	65,710	67,581
30 Yr Pass Thru	3.000	12-01-49	1,449,406	1,482,056
30 Yr Pass Thru	3.000	01-01-50	950,293	978,635
30 Yr Pass Thru	3.500	07-01-46	570,327	600,997
30 Yr Pass Thru	3.500	10-01-46	396,768	423,365
30 Yr Pass Thru	3.500	12-01-46	175,400	185,081
30 Yr Pass Thru	3.500	02-01-47	1,000,499	1,055,099
30 Yr Pass Thru	3.500	11-01-48	1,887,354	1,994,776
Federal National Mortgage Association
30 Yr Pass Thru (C)	2.000	TBA	4,173,000	4,067,796
30 Yr Pass Thru	2.000	09-01-50	538,370	526,161
30 Yr Pass Thru (C)	2.500	TBA	3,211,000	3,205,730
30 Yr Pass Thru	2.500	08-01-51	522,348	523,423
30 Yr Pass Thru	2.500	11-01-51	589,280	592,517
30 Yr Pass Thru (C)	2.500	01-01-52	622,834	623,920
30 Yr Pass Thru	3.000	12-01-42	1,125,843	1,178,472
30 Yr Pass Thru	3.000	07-01-43	294,609	306,264
30 Yr Pass Thru	3.000	11-01-49	305,511	313,443
30 Yr Pass Thru	3.500	12-01-42	1,425,349	1,511,252
30 Yr Pass Thru	3.500	01-01-43	1,373,808	1,456,175
30 Yr Pass Thru	3.500	04-01-45	481,050	508,990
30 Yr Pass Thru	3.500	11-01-46	949,700	1,001,001
30 Yr Pass Thru	3.500	07-01-47	1,017,506	1,070,880
30 Yr Pass Thru	3.500	07-01-47	991,164	1,051,210
30 Yr Pass Thru	3.500	11-01-47	419,812	441,702
30 Yr Pass Thru	3.500	09-01-49	244,953	255,299
30 Yr Pass Thru	3.500	03-01-50	621,595	647,888

30 Yr Pass Thru	4.000	09-01-41	356,107	382,663
Foreign government obligations 0.7% (0.5% of Total investments)				$1,266,421
(Cost $1,164,893)
Argentina 0.2%				334,406
Republic of Argentina Bond (2.500% to 7-9-22, then 3.500% to 7-9-29, then 4.875% thereafter)	2.500	07-09-41	937,000	334,406
2	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Qatar 0.2%				$334,602
State of Qatar Bond (D)	5.103	04-23-48	259,000	334,602
Saudi Arabia 0.3%				597,413
Kingdom of Saudi Arabia Bond (D)	4.375	04-16-29	534,000	597,413

Corporate bonds 99.2% (63.1% of Total investments)				$172,306,455
(Cost $170,398,926)
Communication services 12.5%				21,743,176
Diversified telecommunication services 3.4%
AT&T, Inc.	3.100	02-01-43	1,225,000	1,125,922
AT&T, Inc.	3.500	06-01-41	423,000	412,265
AT&T, Inc. (A)(B)	3.650	06-01-51	364,000	355,824
C&W Senior Financing DAC (D)	6.875	09-15-27	240,000	250,093
Connect Finco SARL (D)	6.750	10-01-26	371,000	384,534
GCI LLC (D)	4.750	10-15-28	183,000	180,886
Level 3 Financing, Inc. (D)	3.400	03-01-27	328,000	328,000
Radiate Holdco LLC (D)	6.500	09-15-28	175,000	168,875
Switch, Ltd. (D)	3.750	09-15-28	63,000	60,094
Telecom Argentina SA (D)	8.000	07-18-26	186,000	174,375
Telecom Italia Capital SA	7.200	07-18-36	154,000	163,928
Telefonica Emisiones SA	5.213	03-08-47	555,000	644,936
Telesat Canada (D)	5.625	12-06-26	120,000	101,516
Total Play Telecomunicaciones SA de CV (D)	6.375	09-20-28	216,000	201,420
Total Play Telecomunicaciones SA de CV (D)	7.500	11-12-25	362,000	363,669
Verizon Communications, Inc. (A)	4.329	09-21-28	635,000	699,309
Verizon Communications, Inc.	4.400	11-01-34	274,000	307,016
Entertainment 1.9%
AMC Entertainment Holdings, Inc. (D)	10.000	06-15-26	276,000	257,345
Lions Gate Capital Holdings LLC (D)	5.500	04-15-29	216,000	214,676
Live Nation Entertainment, Inc. (A)(B)(D)	4.750	10-15-27	272,000	267,989
Netflix, Inc.	4.875	04-15-28	564,000	620,456
Netflix, Inc. (A)(B)(D)	4.875	06-15-30	209,000	232,784
Netflix, Inc. (D)	5.375	11-15-29	92,000	105,197
Netflix, Inc.	5.875	11-15-28	400,000	463,500
Playtika Holding Corp. (D)	4.250	03-15-29	45,000	43,031
The Walt Disney Company (A)	7.750	01-20-24	1,020,000	1,136,515
Interactive media and services 0.2%
ANGI Group LLC (D)	3.875	08-15-28	165,000	151,043
Match Group Holdings II LLC (D)	3.625	10-01-31	106,000	97,131
Twitter, Inc. (D)	3.875	12-15-27	181,000	180,539
Media 5.0%
Cable One, Inc. (A)(B)(D)	4.000	11-15-30	92,000	86,636
CCO Holdings LLC (D)	4.500	06-01-33	160,000	152,176
Charter Communications Operating LLC (A)(B)	3.900	06-01-52	179,000	163,956
Charter Communications Operating LLC	4.200	03-15-28	820,000	869,575
Charter Communications Operating LLC	4.800	03-01-50	573,000	585,210
Charter Communications Operating LLC	5.750	04-01-48	617,000	708,712
Charter Communications Operating LLC	6.484	10-23-45	606,000	762,056
Clear Channel Outdoor Holdings, Inc. (D)	7.750	04-15-28	527,000	546,763
Comcast Corp. (A)(B)	4.150	10-15-28	526,000	579,044
Globo Comunicacao e Participacoes SA (D)	4.875	01-22-30	315,000	292,163
Midas OpCo Holdings LLC (D)	5.625	08-15-29	131,000	128,773
News Corp. (D)	3.875	05-15-29	166,000	159,294
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	3

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Sirius XM Radio, Inc. (D)	4.000	07-15-28	274,000	$265,095
Sirius XM Radio, Inc. (A)(B)(D)	5.000	08-01-27	339,000	346,153
Townsquare Media, Inc. (D)	6.875	02-01-26	83,000	86,198
Univision Communications, Inc. (D)	4.500	05-01-29	88,000	87,159
Videotron, Ltd. (D)	3.625	06-15-29	132,000	127,875
VTR Finance NV (A)(B)(D)	6.375	07-15-28	2,610,000	2,662,200
Wireless telecommunication services 2.0%
MTN Mauritius Investments, Ltd. (D)	4.755	11-11-24	225,000	230,925
Oztel Holdings SPC, Ltd. (D)	6.625	04-24-28	230,000	247,155
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (E)	6.875	07-19-27	400,000	389,000
Telefonica Celular del Paraguay SA (D)	5.875	04-15-27	200,000	206,642
T-Mobile USA, Inc. (A)	2.050	02-15-28	504,000	484,926
T-Mobile USA, Inc. (A)	2.550	02-15-31	168,000	159,987
T-Mobile USA, Inc. (A)(B)	2.875	02-15-31	45,000	42,300
T-Mobile USA, Inc. (A)	3.750	04-15-27	228,000	239,646
T-Mobile USA, Inc. (A)	3.875	04-15-30	517,000	541,877
T-Mobile USA, Inc. (A)	4.500	04-15-50	299,000	327,581
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	497,000	571,231
Consumer discretionary 10.6%				18,463,537
Auto components 0.1%
Dealer Tire LLC (D)	8.000	02-01-28	92,000	94,070
LCM Investments Holdings II LLC (D)	4.875	05-01-29	74,000	71,272
Automobiles 1.9%
Daimler Trucks Finance North America LLC (A)(D)	1.625	12-13-24	238,000	235,443
Ford Motor Company	3.250	02-12-32	134,000	127,480
Ford Motor Credit Company LLC	4.125	08-17-27	329,000	336,814
Ford Motor Credit Company LLC	5.113	05-03-29	514,000	550,134
General Motors Company (A)	5.400	04-01-48	162,000	192,143
General Motors Financial Company, Inc. (A)(B)	2.400	10-15-28	611,000	589,180
General Motors Financial Company, Inc. (A)	3.600	06-21-30	717,000	735,089
General Motors Financial Company, Inc. (A)	4.350	01-17-27	310,000	331,508
Hyundai Capital America (A)(D)	1.800	10-15-25	156,000	152,502
Hyundai Capital America (A)(D)	2.375	10-15-27	156,000	152,424
Diversified consumer services 0.5%
Service Corp. International	3.375	08-15-30	114,000	106,425
Service Corp. International	4.000	05-15-31	183,000	177,212
Sotheby’s (D)	7.375	10-15-27	201,000	208,825
StoneMor, Inc. (D)	8.500	05-15-29	301,000	307,773
Hotels, restaurants and leisure 5.7%
Affinity Gaming (D)	6.875	12-15-27	123,000	124,845
Booking Holdings, Inc. (A)(B)	4.625	04-13-30	368,000	420,709
CCM Merger, Inc. (D)	6.375	05-01-26	105,000	108,675
Choice Hotels International, Inc.	3.700	12-01-29	179,000	186,418
Choice Hotels International, Inc. (A)(B)	3.700	01-15-31	208,000	214,078
Dave & Buster’s, Inc. (D)	7.625	11-01-25	34,000	35,955
Expedia Group, Inc. (A)(B)	2.950	03-15-31	222,000	213,522
Expedia Group, Inc. (A)	3.250	02-15-30	670,000	668,462
Expedia Group, Inc. (A)	3.800	02-15-28	582,000	604,098
Expedia Group, Inc. (A)	4.625	08-01-27	310,000	337,542
Expedia Group, Inc. (A)	5.000	02-15-26	386,000	423,201
Full House Resorts, Inc. (D)	8.250	02-15-28	915,000	937,875
4	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Hilton Domestic Operating Company, Inc. (A)(B)	4.875	01-15-30	233,000	$240,470
Hilton Domestic Operating Company, Inc. (D)	5.750	05-01-28	69,000	72,831
Hilton Grand Vacations Borrower Escrow LLC (D)	4.875	07-01-31	144,000	139,366
Hilton Grand Vacations Borrower Escrow LLC (D)	5.000	06-01-29	182,000	181,090
Hyatt Hotels Corp.	1.800	10-01-24	165,000	163,806
Hyatt Hotels Corp. (A)(B)	5.750	04-23-30	189,000	221,201
International Game Technology PLC (D)	6.500	02-15-25	225,000	239,451
Jacobs Entertainment, Inc. (D)	6.750	02-15-29	77,000	77,770
Life Time, Inc. (A)(B)(D)	8.000	04-15-26	94,000	96,115
Marriott International, Inc. (A)	2.850	04-15-31	339,000	327,280
Marriott International, Inc. (A)	3.125	06-15-26	128,000	131,397
Marriott International, Inc. (A)	3.500	10-15-32	196,000	197,696
Marriott International, Inc. (A)	4.625	06-15-30	300,000	327,975
Marriott International, Inc. (A)	5.750	05-01-25	750,000	830,607
MGM Resorts International	4.750	10-15-28	314,000	311,438
Mohegan Gaming & Entertainment (D)	8.000	02-01-26	226,000	229,684
New Red Finance, Inc. (D)	4.000	10-15-30	454,000	420,254
Premier Entertainment Sub LLC (D)	5.625	09-01-29	133,000	125,341
Premier Entertainment Sub LLC (D)	5.875	09-01-31	363,000	342,102
Resorts World Las Vegas LLC (D)	4.625	04-16-29	200,000	192,723
Travel + Leisure Company (D)	4.625	03-01-30	145,000	141,919
Travel + Leisure Company	6.600	10-01-25	111,000	120,990
Wyndham Hotels & Resorts, Inc. (D)	4.375	08-15-28	101,000	100,212
Yum! Brands, Inc.	3.625	03-15-31	191,000	180,522
Yum! Brands, Inc. (D)	4.750	01-15-30	183,000	188,044
Household durables 0.5%
Brookfield Residential Properties, Inc. (D)	5.000	06-15-29	117,000	115,502
Century Communities, Inc. (D)	3.875	08-15-29	260,000	249,535
Century Communities, Inc.	6.750	06-01-27	179,000	186,252
Empire Communities Corp. (D)	7.000	12-15-25	57,000	57,987
KB Home (A)(B)	4.000	06-15-31	202,000	198,970
Toll Brothers Finance Corp. (A)(B)	3.800	11-01-29	56,000	57,767
Internet and direct marketing retail 1.0%
Amazon.com, Inc. (A)(B)	3.150	08-22-27	660,000	694,459
Amazon.com, Inc. (A)	4.050	08-22-47	344,000	390,925
eBay, Inc. (A)	2.700	03-11-30	457,000	453,361
QVC, Inc.	5.450	08-15-34	280,000	254,086
Multiline retail 0.6%
Dollar Tree, Inc. (A)(B)	4.200	05-15-28	879,000	954,225
Macy’s Retail Holdings LLC (D)	5.875	04-01-29	54,000	55,037
Specialty retail 0.3%
Asbury Automotive Group, Inc. (D)	4.625	11-15-29	38,000	37,393
Asbury Automotive Group, Inc.	4.750	03-01-30	134,000	132,050
AutoNation, Inc. (A)(B)	4.750	06-01-30	182,000	201,007
Group 1 Automotive, Inc. (D)	4.000	08-15-28	33,000	31,583
Ken Garff Automotive LLC (D)	4.875	09-15-28	128,000	123,747
Specialty Building Products Holdings LLC (D)	6.375	09-30-26	25,000	25,693
Consumer staples 2.4%				4,196,335
Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	564,000	645,373
Constellation Brands, Inc. (A)	3.150	08-01-29	120,000	122,641
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	5

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food and staples retailing 0.4%
Advantage Sales & Marketing, Inc. (D)	6.500	11-15-28	312,000	$309,660
Albertsons Companies, Inc. (D)	3.250	03-15-26	109,000	105,679
Albertsons Companies, Inc. (D)	3.500	03-15-29	274,000	258,700
Food products 1.4%
BRF SA (A)(B)(D)	5.750	09-21-50	212,000	199,810
JBS Finance Luxembourg Sarl (A)(D)	3.625	01-15-32	207,000	196,391
JBS USA Food Company (D)	5.750	01-15-28	498,000	519,170
JBS USA LUX SA (D)	3.750	12-01-31	65,000	63,427
Kraft Heinz Foods Company	4.375	06-01-46	274,000	289,552
Kraft Heinz Foods Company (A)(B)	4.875	10-01-49	62,000	70,399
Kraft Heinz Foods Company	5.000	06-04-42	95,000	108,160
Kraft Heinz Foods Company	5.500	06-01-50	172,000	212,586
MARB BondCo PLC (D)	3.950	01-29-31	264,000	241,890
NBM US Holdings, Inc. (A)(B)(D)	6.625	08-06-29	298,000	320,022
Post Holdings, Inc. (D)	5.500	12-15-29	185,000	190,134
Simmons Foods, Inc. (D)	4.625	03-01-29	33,000	31,639
Household products 0.1%
Edgewell Personal Care Company (D)	4.125	04-01-29	131,000	128,959
Personal products 0.1%
Oriflame Investment Holding PLC (D)	5.125	05-04-26	205,000	182,143
Energy 9.4%				16,270,961
Energy equipment and services 0.4%
CSI Compressco LP (A)(B)(D)	7.500	04-01-25	297,000	297,743
CSI Compressco LP (D)	7.500	04-01-25	88,000	88,220
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (D)	10.000	04-01-26	285,633	275,636
Oil, gas and consumable fuels 9.0%
Aker BP ASA (D)	3.000	01-15-25	204,000	208,416
Aker BP ASA (D)	3.750	01-15-30	169,000	173,700
Aker BP ASA (A)(B)(D)	4.000	01-15-31	394,000	412,205
Altera Infrastructure LP (D)	8.500	07-15-23	264,000	139,920
Antero Midstream Partners LP (D)	5.375	06-15-29	178,000	179,173
Antero Resources Corp. (A)(B)	5.000	03-01-25	168,000	170,065
Antero Resources Corp. (D)	5.375	03-01-30	69,000	71,401
Antero Resources Corp. (D)	7.625	02-01-29	1,014,000	1,105,260
Ascent Resources Utica Holdings LLC (A)(B)(D)	5.875	06-30-29	221,000	213,265
Calumet Specialty Products Partners LP (D)	8.125	01-15-27	400,000	401,700
Cheniere Energy Partners LP	4.000	03-01-31	282,000	280,574
Cheniere Energy Partners LP (A)(B)	4.500	10-01-29	403,000	411,955
Continental Resources, Inc.	4.900	06-01-44	146,000	153,681
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (D)	5.850	05-21-43	200,000	190,562
Diamondback Energy, Inc. (A)	3.125	03-24-31	208,000	206,321
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%) (A)(B)	5.500	07-15-77	340,000	346,859
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%) (A)(B)	5.750	07-15-80	347,000	379,965
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) (A)	6.250	03-01-78	306,000	327,425
Energean Israel Finance, Ltd. (D)	5.375	03-30-28	79,000	76,911
Energean Israel Finance, Ltd. (D)	5.875	03-30-31	138,000	133,771
Energy Transfer LP (A)	4.200	04-15-27	172,000	182,734
Energy Transfer LP (A)	5.150	03-15-45	345,000	368,731
Energy Transfer LP (A)	5.250	04-15-29	617,000	685,854
Energy Transfer LP (A)	5.400	10-01-47	250,000	279,155
Energy Transfer LP (A)	5.500	06-01-27	263,000	294,528
6	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (A)(B)(E)	6.500	11-15-26	363,000	$371,280
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) (A)(B)	5.250	08-16-77	580,000	580,831
Hess Midstream Operations LP (D)	4.250	02-15-30	59,000	56,935
Kinder Morgan Energy Partners LP (A)(B)	7.750	03-15-32	208,000	282,035
Kinder Morgan, Inc. (A)	4.300	03-01-28	90,000	97,328
Leviathan Bond, Ltd. (D)	6.500	06-30-27	327,000	348,130
Leviathan Bond, Ltd. (D)	6.750	06-30-30	64,000	68,277
Lundin Energy Finance BV (A)(D)	2.000	07-15-26	208,000	203,795
Lundin Energy Finance BV (A)(D)	3.100	07-15-31	298,000	291,015
MC Brazil Downstream Trading SARL (D)	7.250	06-30-31	209,000	200,431
Midwest Connector Capital Company LLC (A)(D)	3.900	04-01-24	359,000	369,399
MPLX LP (A)	4.000	03-15-28	238,000	252,088
MPLX LP (A)(B)	4.125	03-01-27	79,000	84,090
MPLX LP (A)	4.250	12-01-27	170,000	182,886
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (A)(B)(E)	6.875	02-15-23	752,000	748,240
New Fortress Energy, Inc. (D)	6.500	09-30-26	313,000	292,655
Ovintiv, Inc.	7.200	11-01-31	41,000	51,796
Parkland Corp. (D)	4.500	10-01-29	678,000	651,839
Parkland Corp. (D)	4.625	05-01-30	130,000	124,800
Petrobras Global Finance BV	6.900	03-19-49	123,000	125,337
Sabine Pass Liquefaction LLC (A)	4.200	03-15-28	146,000	156,639
Sabine Pass Liquefaction LLC (A)(B)	4.500	05-15-30	310,000	339,918
Sabine Pass Liquefaction LLC (A)	5.000	03-15-27	259,000	285,681
Sabine Pass Liquefaction LLC (A)	5.875	06-30-26	175,000	197,263
Southwestern Energy Company	4.750	02-01-32	98,000	97,834
Sunoco LP	4.500	05-15-29	72,000	70,486
Sunoco LP (D)	4.500	04-30-30	191,000	187,558
Targa Resources Partners LP (D)	4.000	01-15-32	186,000	185,144
Targa Resources Partners LP (A)(B)	5.875	04-15-26	372,000	383,402
The Williams Companies, Inc. (A)	3.750	06-15-27	355,000	373,667
The Williams Companies, Inc. (A)	5.750	06-24-44	114,000	140,776
TransCanada PipeLines, Ltd. (A)	4.250	05-15-28	205,000	222,031
Venture Global Calcasieu Pass LLC (D)	3.875	08-15-29	72,000	71,873
Venture Global Calcasieu Pass LLC (D)	4.125	08-15-31	119,000	119,772
Financials 26.4%				45,854,756
Banks 14.8%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (A)(B)(D)(E)	6.750	06-15-26	200,000	223,000
Banco Santander SA (A)(B)	4.379	04-12-28	200,000	217,466
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%) (A)(B)	2.087	06-14-29	447,000	429,642
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) (A)	2.592	04-29-31	458,000	448,672
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%) (A)	2.687	04-22-32	676,000	662,477
Bank of America Corp. (A)(B)	3.248	10-21-27	466,000	483,238
Bank of America Corp. (A)	3.950	04-21-25	925,000	972,797
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (A)(B)(E)	6.300	03-10-26	610,000	667,950
Barclays PLC (A)	4.375	01-12-26	840,000	897,146
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (E)	4.375	03-15-28	296,000	279,454
BPCE SA (A)(D)	4.500	03-15-25	475,000	502,904
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%) (A)	2.561	05-01-32	201,000	194,900
Citigroup, Inc. (A)	3.200	10-21-26	970,000	1,005,368
Citigroup, Inc. (A)	4.600	03-09-26	605,000	655,111
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	7

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (E)	4.700	01-30-25	439,000	$439,571
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (E)	6.250	08-15-26	525,000	580,125
Citizens Financial Group, Inc. (A)	3.250	04-30-30	448,000	462,181
Credit Agricole SA (A)(D)	3.250	01-14-30	471,000	473,108
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(B)(D)(E)	7.875	01-23-24	600,000	650,250
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (E)	5.100	06-30-23	880,000	878,900
Freedom Mortgage Corp. (D)	8.125	11-15-24	232,000	232,290
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (A)(E)	6.375	03-30-25	200,000	211,444
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%) (A)(B)	2.522	04-22-31	1,007,000	981,361
JPMorgan Chase & Co. (A)(B)	2.950	10-01-26	669,000	689,566
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) (A)	2.956	05-13-31	444,000	441,116
JPMorgan Chase & Co. (2.963% to 1-25-32, then SOFR + 1.260%) (A)	2.963	01-25-33	61,000	61,401
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) (A)	3.960	01-29-27	422,000	448,170
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (A)(E)	4.600	02-01-25	379,000	377,105
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (A)(E)	6.750	02-01-24	1,170,000	1,252,719
Lloyds Banking Group PLC (A)	4.450	05-08-25	1,245,000	1,330,379
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (A)(B)(E)	7.500	06-27-24	385,000	417,794
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (E)	5.125	11-01-26	141,000	149,839
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (A)(B)(E)	6.000	12-29-25	393,000	413,868
NatWest Markets PLC (A)(D)	1.600	09-29-26	439,000	422,815
PNC Bank NA (A)(B)	4.050	07-26-28	891,000	971,763
Santander Holdings USA, Inc. (2.490% to 1-6-27, then SOFR + 1.249%) (A)	2.490	01-06-28	254,000	250,093
Santander Holdings USA, Inc. (A)	3.244	10-05-26	600,000	613,519
Santander Holdings USA, Inc. (A)	3.450	06-02-25	585,000	603,375
Santander Holdings USA, Inc. (A)	4.400	07-13-27	155,000	165,248
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(B)(D)(E)	5.375	11-18-30	269,000	270,749
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (A)(E)	3.400	09-15-26	438,000	412,811
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (A)(E)(F)	3.810	05-01-22	855,000	860,989
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (A)(E)	4.850	06-01-23	224,000	227,080
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%) (A)(B)	2.393	06-02-28	701,000	695,201
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%) (A)	2.879	10-30-30	500,000	502,677
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%) (A)	3.068	04-30-41	363,000	350,139
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (E)	5.875	06-15-25	1,220,000	1,304,241
Capital markets 5.8%
Ares Capital Corp. (A)(B)	2.150	07-15-26	425,000	409,781
Ares Capital Corp.	2.875	06-15-28	237,000	227,867
Ares Capital Corp. (A)	3.875	01-15-26	305,000	314,317
Ares Capital Corp. (A)	4.200	06-10-24	213,000	221,847
Blackstone Private Credit Fund (A)(B)(D)	2.350	11-22-24	267,000	263,170
Blackstone Private Credit Fund (A)(D)	2.700	01-15-25	207,000	204,850
Blackstone Private Credit Fund (A)(D)	3.250	03-15-27	60,000	58,583
Blackstone Private Credit Fund (A)(D)	4.000	01-15-29	291,000	286,770
Deutsche Bank AG (A)	0.962	11-08-23	437,000	432,174
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%) (A)	2.311	11-16-27	247,000	239,931
Deutsche Bank AG (3.742% to 1-7-32, then SOFR + 2.257%)	3.742	01-07-33	321,000	310,370
Lazard Group LLC (A)	4.375	03-11-29	230,000	251,939
8	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Macquarie Bank, Ltd. (A)(D)	3.624	06-03-30	246,000	$248,731
Macquarie Bank, Ltd. (A)(D)	4.875	06-10-25	520,000	558,541
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) (A)(B)	2.188	04-28-26	803,000	801,260
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%) (A)	2.484	09-16-36	501,000	465,444
Morgan Stanley (2.943% to 1-21-32, then SOFR + 1.290%) (A)	2.943	01-21-33	150,000	150,187
Morgan Stanley (A)	3.875	01-27-26	1,375,000	1,459,020
MSCI, Inc. (D)	3.250	08-15-33	216,000	202,571
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%) (A)	2.615	04-22-32	829,000	803,150
The Goldman Sachs Group, Inc. (3.102% to 2-24-32, then SOFR + 1.410%) (A)	3.102	02-24-33	355,000	357,031
The Goldman Sachs Group, Inc. (A)	3.850	01-26-27	1,335,000	1,408,425
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (D)(E)	7.000	01-31-24	295,000	311,780
Consumer finance 1.2%
Ally Financial, Inc. (A)(B)	5.800	05-01-25	245,000	270,203
Capital One Financial Corp. (1.343% to 12-6-23, then SOFR + 0.690%) (A)	1.343	12-06-24	318,000	315,529
Discover Financial Services (A)	4.100	02-09-27	884,000	939,163
Enova International, Inc. (D)	8.500	09-15-25	260,000	267,493
OneMain Finance Corp. (A)(B)	8.875	06-01-25	106,000	112,509
Unifin Financiera SAB de CV (D)	9.875	01-28-29	308,000	183,260
Diversified financial services 1.3%
GE Capital International Funding Company (A)	4.418	11-15-35	341,000	388,924
Jefferies Group LLC (A)	4.150	01-23-30	365,000	393,573
Jefferies Group LLC (A)	4.850	01-15-27	432,000	478,892
Operadora de Servicios Mega SA de CV (D)	8.250	02-11-25	226,000	170,065
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	868,000	884,579
Insurance 3.1%
Athene Holding, Ltd. (A)(B)	3.500	01-15-31	162,000	164,428
AXA SA	8.600	12-15-30	175,000	245,088
CNA Financial Corp. (A)	2.050	08-15-30	157,000	147,842
CNO Financial Group, Inc. (A)	5.250	05-30-25	512,000	555,340
CNO Financial Group, Inc. (A)	5.250	05-30-29	384,000	427,044
Liberty Mutual Group, Inc. (4.125% to 9-15-26, then 5 Year CMT + 3.315%) (D)	4.125	12-15-51	252,000	248,220
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) (A)(B)	6.400	12-15-36	355,000	423,205
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (A)(B)(D)	9.250	04-08-38	315,000	465,506
New York Life Insurance Company (A)(D)	3.750	05-15-50	199,000	213,960
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (D)	2.750	01-21-51	509,000	484,441
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%) (D)	5.100	10-16-44	365,000	388,725
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) (A)	5.875	09-15-42	662,000	673,529
SBL Holdings, Inc. (A)(D)	5.000	02-18-31	275,000	282,312
Teachers Insurance & Annuity Association of America (A)(D)	4.270	05-15-47	430,000	487,474
Unum Group (A)	4.125	06-15-51	130,000	124,652
Thrifts and mortgage finance 0.2%
Nationstar Mortgage Holdings, Inc. (D)	5.125	12-15-30	136,000	127,558
Nationstar Mortgage Holdings, Inc. (D)	5.500	08-15-28	147,000	143,687
Nationstar Mortgage Holdings, Inc. (D)	6.000	01-15-27	75,000	77,804
Health care 5.4%				9,352,647
Biotechnology 0.7%
AbbVie, Inc. (A)	3.200	11-21-29	1,213,000	1,249,224
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	9

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care equipment and supplies 0.1%
Varex Imaging Corp. (D)	7.875	10-15-27	115,000	$125,912
Health care providers and services 3.7%
AmerisourceBergen Corp.	2.800	05-15-30	340,000	340,680
Anthem, Inc. (A)	2.250	05-15-30	135,000	129,398
Centene Corp.	3.375	02-15-30	138,000	135,413
Centene Corp.	4.250	12-15-27	92,000	94,239
Centene Corp.	4.625	12-15-29	124,000	128,938
CVS Health Corp.	2.700	08-21-40	235,000	209,919
CVS Health Corp.	3.750	04-01-30	521,000	553,972
CVS Health Corp.	4.300	03-25-28	149,000	162,421
CVS Health Corp.	5.050	03-25-48	400,000	489,861
DaVita, Inc. (D)	3.750	02-15-31	287,000	263,667
DaVita, Inc. (D)	4.625	06-01-30	274,000	266,572
Encompass Health Corp.	4.500	02-01-28	130,000	129,675
Encompass Health Corp.	4.625	04-01-31	114,000	111,815
Fresenius Medical Care US Finance III, Inc. (A)(D)	2.375	02-16-31	492,000	453,994
HCA, Inc. (A)	4.125	06-15-29	382,000	406,922
HCA, Inc. (A)	5.250	04-15-25	875,000	951,823
HCA, Inc. (A)	5.250	06-15-26	320,000	350,094
MEDNAX, Inc. (A)(B)(D)	6.250	01-15-27	279,000	291,508
Rede D’or Finance Sarl (D)	4.500	01-22-30	203,000	192,423
Select Medical Corp. (D)	6.250	08-15-26	231,000	237,426
Universal Health Services, Inc. (A)(B)(D)	1.650	09-01-26	254,000	244,858
Universal Health Services, Inc. (A)(D)	2.650	10-15-30	275,000	262,967
Pharmaceuticals 0.9%
Bausch Health Companies, Inc. (D)	6.125	04-15-25	268,000	273,159
Catalent Pharma Solutions, Inc. (A)(B)(D)	5.000	07-15-27	62,000	63,163
Organon & Company (D)	5.125	04-30-31	249,000	249,000
Royalty Pharma PLC (A)(B)	1.750	09-02-27	157,000	149,479
Viatris, Inc. (A)	2.300	06-22-27	164,000	161,885
Viatris, Inc.	2.700	06-22-30	331,000	319,525
Viatris, Inc.	4.000	06-22-50	357,000	352,715
Industrials 11.8%				20,492,551
Aerospace and defense 1.3%
DAE Funding LLC (D)	2.625	03-20-25	207,000	204,930
Huntington Ingalls Industries, Inc. (A)	4.200	05-01-30	352,000	382,912
Kratos Defense & Security Solutions, Inc. (D)	6.500	11-30-25	159,000	163,770
The Boeing Company (A)(B)	3.200	03-01-29	298,000	299,308
The Boeing Company (A)	5.040	05-01-27	463,000	511,015
The Boeing Company (A)	5.150	05-01-30	316,000	355,646
The Boeing Company	5.805	05-01-50	254,000	319,358
Air freight and logistics 0.0%
Watco Companies LLC (D)	6.500	06-15-27	41,000	42,435
Airlines 4.7%
Air Canada 2013-1 Class A Pass Through Trust (D)	4.125	05-15-25	170,072	173,502
Air Canada 2017-1 Class B Pass Through Trust (D)	3.700	01-15-26	210,370	199,910
Alaska Airlines 2020-1 Class B Pass Through Trust (A)(D)	8.000	08-15-25	69,502	77,134
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	698,693	683,625
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	272,194	268,092
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	304,841	295,749
American Airlines 2017-1 Class A Pass Through Trust (A)	4.000	02-15-29	152,344	149,124
10	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
American Airlines 2017-1 Class AA Pass Through Trust (A)	3.650	02-15-29	234,375	$237,907
American Airlines 2017-2 Class A Pass Through Trust (A)	3.600	10-15-29	193,726	186,058
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	293,989	269,332
American Airlines 2019-1 Class AA Pass Through Trust (A)	3.150	02-15-32	237,948	236,515
American Airlines 2021-1 Class A Pass Through Trust (A)	2.875	07-11-34	152,000	146,950
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	113,000	110,455
British Airways 2013-1 Class A Pass Through Trust (A)(D)	4.625	06-20-24	310,653	318,720
British Airways 2018-1 Class A Pass Through Trust (D)	4.125	09-20-31	117,361	117,687
British Airways 2020-1 Class A Pass Through Trust (D)	4.250	11-15-32	99,335	103,792
British Airways 2020-1 Class B Pass Through Trust (A)(D)	8.375	11-15-28	77,733	88,453
Continental Airlines 2007-1 Class A Pass Through Trust (A)	5.983	04-19-22	84,866	85,257
Delta Air Lines, Inc. (A)(B)	2.900	10-28-24	518,000	511,370
Delta Air Lines, Inc. (A)(B)	4.375	04-19-28	355,000	361,898
Delta Air Lines, Inc. (A)(D)	4.500	10-20-25	79,000	81,961
Delta Air Lines, Inc. (A)(D)	4.750	10-20-28	133,000	141,968
JetBlue 2019-1 Class AA Pass Through Trust (A)	2.750	05-15-32	247,870	243,599
United Airlines 2014-2 Class A Pass Through Trust (A)	3.750	09-03-26	351,983	362,952
United Airlines 2014-2 Class B Pass Through Trust	4.625	09-03-22	224,562	226,247
United Airlines 2016-1 Class A Pass Through Trust (A)	3.450	07-07-28	313,410	309,430
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	303,722	297,654
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	88,831	88,804
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	213,265	228,752
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	624,801	669,318
United Airlines 2020-1 Class B Pass Through Trust (A)	4.875	01-15-26	146,880	150,326
United Airlines, Inc. (D)	4.375	04-15-26	23,000	22,830
United Airlines, Inc. (D)	4.625	04-15-29	53,000	52,442
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	170,728	173,531
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	141,166	147,572
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	150,305	157,818
US Airways 2012-2 Class A Pass Through Trust	4.625	06-03-25	128,398	126,975
Building products 0.6%
Builders FirstSource, Inc. (D)	4.250	02-01-32	216,000	211,464
Builders FirstSource, Inc. (D)	5.000	03-01-30	34,000	34,906
Builders FirstSource, Inc. (D)	6.750	06-01-27	45,000	46,856
MIWD Holdco II LLC (D)	5.500	02-01-30	37,000	36,664
Owens Corning (A)	3.950	08-15-29	659,000	704,781
Commercial services and supplies 1.0%
APX Group, Inc. (A)(B)(D)	5.750	07-15-29	201,000	189,059
Cimpress PLC (D)	7.000	06-15-26	290,000	298,100
Deluxe Corp. (D)	8.000	06-01-29	95,000	98,191
Garda World Security Corp. (D)	6.000	06-01-29	142,000	133,311
GFL Environmental, Inc. (D)	3.500	09-01-28	272,000	256,020
GFL Environmental, Inc. (D)	4.375	08-15-29	173,000	165,092
GFL Environmental, Inc. (D)	4.750	06-15-29	118,000	114,460
Graphic Packaging International LLC (D)	3.500	03-01-29	204,000	193,800
Legends Hospitality Holding Company LLC (D)	5.000	02-01-26	50,000	49,813
Prime Security Services Borrower LLC (D)	3.375	08-31-27	47,000	43,721
Prime Security Services Borrower LLC (D)	6.250	01-15-28	163,000	162,359
Williams Scotsman International, Inc. (D)	4.625	08-15-28	55,000	55,481
Construction and engineering 0.6%
AECOM	5.125	03-15-27	415,000	432,119
Global Infrastructure Solutions, Inc. (D)	5.625	06-01-29	189,000	189,690
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	11

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering (continued)
MasTec, Inc. (D)	4.500	08-15-28	147,000	$148,855
Picasso Finance Sub, Inc. (D)	6.125	06-15-25	28,000	29,021
Tutor Perini Corp. (A)(B)(D)	6.875	05-01-25	228,000	225,929
Electrical equipment 0.1%
Atkore, Inc. (D)	4.250	06-01-31	68,000	66,929
Machinery 0.3%
ATS Automation Tooling Systems, Inc. (D)	4.125	12-15-28	19,000	18,715
Flowserve Corp. (A)	3.500	10-01-30	184,000	184,791
Hillenbrand, Inc.	3.750	03-01-31	154,000	147,455
JB Poindexter & Company, Inc. (D)	7.125	04-15-26	99,000	102,942
Professional services 0.2%
CoStar Group, Inc. (D)	2.800	07-15-30	412,000	400,113
Road and rail 0.6%
The Hertz Corp. (D)	4.625	12-01-26	25,000	24,255
The Hertz Corp. (D)	5.000	12-01-29	54,000	51,997
Uber Technologies, Inc. (D)	4.500	08-15-29	353,000	342,410
Uber Technologies, Inc. (D)	7.500	05-15-25	228,000	238,323
Uber Technologies, Inc. (D)	7.500	09-15-27	406,000	432,309
Trading companies and distributors 2.3%
AerCap Ireland Capital DAC	1.650	10-29-24	444,000	436,059
AerCap Ireland Capital DAC (A)(B)	1.750	01-30-26	359,000	345,022
AerCap Ireland Capital DAC	2.450	10-29-26	451,000	443,388
AerCap Ireland Capital DAC	2.875	08-14-24	389,000	394,306
Air Lease Corp. (A)	2.100	09-01-28	158,000	147,715
Air Lease Corp. (A)	2.875	01-15-26	171,000	172,478
Air Lease Corp. (A)(B)	3.625	12-01-27	164,000	168,582
Alta Equipment Group, Inc. (D)	5.625	04-15-26	47,000	47,705
Ashtead Capital, Inc. (D)	2.450	08-12-31	200,000	189,253
Beacon Roofing Supply, Inc. (D)	4.125	05-15-29	149,000	142,250
Boise Cascade Company (D)	4.875	07-01-30	40,000	41,600
H&E Equipment Services, Inc. (D)	3.875	12-15-28	252,000	239,261
United Rentals North America, Inc.	3.875	11-15-27	556,000	572,374
United Rentals North America, Inc.	3.875	02-15-31	125,000	121,719
United Rentals North America, Inc.	4.875	01-15-28	583,000	600,435
Transportation infrastructure 0.1%
Adani Ports & Special Economic Zone, Ltd. (D)	3.100	02-02-31	238,000	217,390
Information technology 9.0%				15,566,707
Communications equipment 0.5%
Ciena Corp. (D)	4.000	01-31-30	32,000	31,680
Motorola Solutions, Inc. (A)	2.300	11-15-30	407,000	380,401
Motorola Solutions, Inc. (A)	2.750	05-24-31	351,000	340,320
Motorola Solutions, Inc. (A)	4.600	05-23-29	114,000	126,599
IT services 1.8%
Block, Inc. (D)	3.500	06-01-31	96,000	91,440
CGI, Inc. (A)(D)	1.450	09-14-26	287,000	275,579
Gartner, Inc. (D)	3.625	06-15-29	89,000	86,330
Gartner, Inc. (A)(B)(D)	3.750	10-01-30	56,000	54,320
Gartner, Inc. (A)(B)(D)	4.500	07-01-28	285,000	290,478
PayPal Holdings, Inc. (A)	2.850	10-01-29	989,000	1,012,956
Sabre GLBL, Inc. (A)(B)(D)	7.375	09-01-25	641,000	657,025
VeriSign, Inc.	2.700	06-15-31	196,000	189,081
12	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
IT services (continued)
VeriSign, Inc. (A)	5.250	04-01-25	510,000	$555,171
Semiconductors and semiconductor equipment 4.0%
Broadcom, Inc. (A)(D)	3.419	04-15-33	490,000	488,082
Broadcom, Inc. (A)	4.750	04-15-29	1,166,000	1,283,553
Broadcom, Inc.	5.000	04-15-30	491,000	549,094
KLA Corp. (A)(B)	4.100	03-15-29	270,000	297,568
Marvell Technology, Inc. (A)	2.450	04-15-28	414,000	406,851
Micron Technology, Inc. (A)	4.185	02-15-27	980,000	1,044,308
Micron Technology, Inc. (A)	4.975	02-06-26	675,000	736,068
Micron Technology, Inc. (A)	5.327	02-06-29	697,000	794,176
NXP BV (D)	3.250	05-11-41	135,000	129,909
NXP BV (D)	3.875	06-18-26	496,000	524,794
Qorvo, Inc. (D)	1.750	12-15-24	214,000	209,979
Qorvo, Inc. (D)	3.375	04-01-31	187,000	182,166
Renesas Electronics Corp. (D)	1.543	11-26-24	239,000	235,102
Software 1.1%
Autodesk, Inc.	2.850	01-15-30	653,000	660,933
Consensus Cloud Solutions, Inc. (D)	6.500	10-15-28	194,000	198,969
Infor, Inc. (A)(D)	1.750	07-15-25	113,000	110,201
Oracle Corp. (A)	2.950	04-01-30	666,000	652,908
PTC, Inc. (D)	4.000	02-15-28	57,000	56,495
Ziff Davis, Inc. (D)	4.625	10-15-30	153,000	149,825
Technology hardware, storage and peripherals 1.6%
Atento Luxco 1 SA (A)(B)(D)	8.000	02-10-26	106,000	111,722
CDW LLC	3.250	02-15-29	115,000	109,081
CDW LLC	3.569	12-01-31	352,000	350,398
Dell International LLC (A)(D)	3.450	12-15-51	542,000	476,447
Dell International LLC (A)	4.900	10-01-26	480,000	526,804
Dell International LLC (A)	5.300	10-01-29	462,000	529,687
Dell International LLC (A)	5.850	07-15-25	148,000	164,477
Dell International LLC (A)	8.350	07-15-46	81,000	127,809
Likewize Corp. (D)	9.750	10-15-25	107,000	114,515
Xerox Holdings Corp. (A)(B)(D)	5.500	08-15-28	252,000	253,406
Materials 3.9%				6,805,501
Chemicals 1.4%
Braskem Netherlands Finance BV (A)(B)(D)	5.875	01-31-50	269,000	293,135
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) (D)	8.500	01-23-81	280,000	320,253
CVR Partners LP (D)	6.125	06-15-28	84,000	85,362
FS Luxembourg Sarl (D)	10.000	12-15-25	264,000	281,160
LSB Industries, Inc. (D)	6.250	10-15-28	63,000	63,945
Orbia Advance Corp. SAB de CV (A)(B)(D)	5.500	01-15-48	285,000	314,569
Sasol Financing USA LLC	5.500	03-18-31	326,000	318,665
Trinseo Materials Operating SCA (D)	5.125	04-01-29	162,000	163,507
Tronox, Inc. (D)	4.625	03-15-29	185,000	177,871
Valvoline, Inc. (D)	3.625	06-15-31	229,000	209,867
WR Grace Holdings LLC (D)	4.875	06-15-27	113,000	112,433
WR Grace Holdings LLC (D)	5.625	08-15-29	101,000	97,465
Construction materials 0.6%
Cemex SAB de CV (D)	3.875	07-11-31	255,000	241,732
Cemex SAB de CV (D)	5.200	09-17-30	256,000	263,680
Standard Industries, Inc. (D)	3.375	01-15-31	109,000	99,724
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	13

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Construction materials (continued)
Standard Industries, Inc. (D)	4.375	07-15-30	81,000	$77,355
Standard Industries, Inc. (D)	5.000	02-15-27	54,000	54,405
Vulcan Materials Company	3.500	06-01-30	253,000	265,605
Containers and packaging 0.4%
Graham Packaging Company, Inc. (D)	7.125	08-15-28	18,000	18,270
Mauser Packaging Solutions Holding Company (D)	8.500	04-15-24	40,000	40,900
Owens-Brockway Glass Container, Inc. (D)	6.625	05-13-27	129,000	135,177
Pactiv Evergreen Group Issuer LLC (D)	4.000	10-15-27	275,000	259,777
Pactiv Evergreen Group Issuer LLC (D)	4.375	10-15-28	133,000	127,348
Trident TPI Holdings, Inc. (A)(B)(D)	6.625	11-01-25	85,000	84,575
Metals and mining 1.5%
Anglo American Capital PLC (D)	4.750	04-10-27	270,000	295,626
Arconic Corp. (D)	6.000	05-15-25	85,000	87,550
Arconic Corp. (D)	6.125	02-15-28	134,000	139,018
Commercial Metals Company	3.875	02-15-31	110,000	104,963
Commercial Metals Company (A)(B)	5.375	07-15-27	92,000	96,140
First Quantum Minerals, Ltd. (D)	6.875	10-15-27	506,000	537,625
FMG Resources August 2006 Proprietary, Ltd. (D)	4.375	04-01-31	134,000	134,838
Freeport-McMoRan, Inc. (A)(B)	4.625	08-01-30	226,000	235,119
Freeport-McMoRan, Inc.	5.450	03-15-43	323,000	379,929
Hudbay Minerals, Inc. (D)	4.500	04-01-26	52,000	51,190
JW Aluminum Continuous Cast Company (D)	10.250	06-01-26	102,000	106,335
Newmont Corp. (A)	2.800	10-01-29	169,000	168,930
Novelis Corp. (D)	4.750	01-30-30	313,000	311,435
Volcan Cia Minera SAA (D)	4.375	02-11-26	52,000	50,023
Real estate 4.4%				7,637,374
Equity real estate investment trusts 4.4%
American Homes 4 Rent LP (A)	4.250	02-15-28	154,000	165,600
American Tower Corp. (A)(B)	3.550	07-15-27	564,000	588,710
American Tower Corp. (A)	3.800	08-15-29	445,000	469,441
Crown Castle International Corp.	3.300	07-01-30	336,000	340,972
Crown Castle International Corp. (A)(B)	3.650	09-01-27	455,000	477,068
Crown Castle International Corp.	3.800	02-15-28	175,000	184,393
CyrusOne LP	2.150	11-01-30	148,000	145,413
CyrusOne LP (A)(B)	3.450	11-15-29	301,000	322,227
Equinix, Inc. (A)	1.550	03-15-28	340,000	318,115
Equinix, Inc. (A)(B)	1.800	07-15-27	201,000	193,379
Equinix, Inc. (A)	2.500	05-15-31	529,000	506,406
Equinix, Inc. (A)	3.200	11-18-29	669,000	676,460
GLP Capital LP	3.250	01-15-32	119,000	114,952
GLP Capital LP	5.375	04-15-26	282,000	304,622
Host Hotels & Resorts LP (A)	3.375	12-15-29	384,000	381,520
Host Hotels & Resorts LP (A)	3.500	09-15-30	268,000	266,272
Host Hotels & Resorts LP (A)(B)	4.500	02-01-26	164,000	173,692
Iron Mountain Information Management Services, Inc. (D)	5.000	07-15-32	176,000	172,040
Iron Mountain, Inc. (D)	4.875	09-15-29	150,000	148,073
Iron Mountain, Inc. (D)	5.250	07-15-30	200,000	198,590
MGM Growth Properties Operating Partnership LP (A)(B)(D)	3.875	02-15-29	561,000	576,428
RHP Hotel Properties LP (D)	4.500	02-15-29	258,000	249,636
RLJ Lodging Trust LP (D)	3.750	07-01-26	114,000	110,580
Uniti Group LP (D)	6.500	02-15-29	110,000	104,059
VICI Properties LP (D)	4.125	08-15-30	163,000	163,500
14	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
VICI Properties LP (D)	4.625	12-01-29	199,000	$204,825
XHR LP (D)	4.875	06-01-29	82,000	80,401
Utilities 3.4%				5,922,910
Electric utilities 2.3%
ABY Transmision Sur SA (D)	6.875	04-30-43	239,100	304,554
Emera US Finance LP (A)	3.550	06-15-26	438,000	457,231
FirstEnergy Corp.	2.650	03-01-30	690,000	649,719
Instituto Costarricense de Electricidad (D)	6.375	05-15-43	215,000	175,225
NextEra Energy Capital Holdings, Inc. (A)	3.550	05-01-27	582,000	614,072
NRG Energy, Inc. (A)(D)	2.450	12-02-27	283,000	271,539
NRG Energy, Inc. (D)	3.375	02-15-29	47,000	43,417
NRG Energy, Inc. (D)	3.625	02-15-31	132,000	122,430
NRG Energy, Inc. (D)	3.875	02-15-32	281,000	264,210
NRG Energy, Inc. (A)(B)(D)	4.450	06-15-29	194,000	205,889
Vistra Operations Company LLC (A)(D)	3.700	01-30-27	486,000	492,948
Vistra Operations Company LLC (D)	4.300	07-15-29	406,000	420,043
Gas utilities 0.1%
Suburban Propane Partners LP (D)	5.000	06-01-31	134,000	131,990
Independent power and renewable electricity producers 0.2%
AES Panama Generation Holdings SRL (D)	4.375	05-31-30	233,000	231,837
NextEra Energy Operating Partners LP (A)(B)(D)	4.500	09-15-27	110,000	111,375
Multi-utilities 0.8%
Berkshire Hathaway Energy Company (A)	8.480	09-15-28	550,000	745,099
Dominion Energy, Inc. (A)	3.375	04-01-30	481,000	498,631

NiSource, Inc. (A)	3.600	05-01-30	174,000	182,701
Municipal bonds 0.6% (0.3% of Total investments)				$964,314
(Cost $957,492)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	176,000	166,882
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	296,000	322,354
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	30,000	32,910

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	450,000	442,168
Term loans (G) 1.2% (0.8% of Total investments)				$2,148,009
(Cost $2,142,931)
Communication services 0.0%				71,488
Media 0.0%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%)	6.250	09-01-27	71,000	71,488
Consumer discretionary 0.8%				1,393,187
Hotels, restaurants and leisure 0.0%
Fertitta Entertainment LLC, 2022 Term Loan B (H)	TBD	01-27-29	81,000	81,237
Specialty retail 0.8%
Specialty Building Products Holdings LLC, 2021 Term Loan B (1 month LIBOR + 3.750%)	4.250	10-15-28	1,314,000	1,311,950
Health care 0.0%				30,956
Health care providers and services 0.0%
TTF Holdings LLC, Term Loan (H)	TBD	03-31-28	30,917	30,956
Industrials 0.2%				355,864
Professional services 0.2%
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%)	4.000	06-02-28	358,103	355,864
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	15

	Rate (%)	Maturity date	Par value^	Value
Information technology 0.1%				$174,094
Software 0.1%
Quasar Intermediate Holdings, Ltd., 2022 Term Loan (H)	TBD	01-19-29	176,000	174,094
Materials 0.1%				122,420
Containers and packaging 0.1%

Mauser Packaging Solutions Holding Company, Term Loan (H)	TBD	04-03-24	123,676	122,420
Collateralized mortgage obligations 9.8% (6.3% of Total investments)				$17,055,580
(Cost $19,680,743)
Commercial and residential 8.1%				14,086,195
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (D)(I)	0.990	04-25-53	200,653	199,597
Series 2021-2, Class A1 (D)(I)	0.985	04-25-66	133,025	131,392
Series 2021-4, Class A1 (D)(I)	1.035	01-20-65	272,355	267,981
Series 2021-5, Class A1 (D)(I)	0.951	07-25-66	324,527	318,255
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (D)(I)	1.175	10-25-48	218,924	215,346
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class C (D)(I)	3.596	04-14-33	490,000	500,011
Series 2019-BPR, Class ENM (D)(I)	3.719	11-05-32	175,000	162,297
BBCMS Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	241,000	247,556
Series 2020-C6, Class A2	2.690	02-15-53	155,000	157,091
BBCMS Trust
Series 2015-MSQ, Class D (D)(I)	3.990	09-15-32	480,000	480,311
Series 2015-SRCH, Class D (D)(I)	4.957	08-10-35	295,000	316,442
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (D)(I)	0.941	02-25-49	130,018	128,410
BWAY Mortgage Trust
Series 2015-1740, Class XA IO (D)	0.896	01-10-35	6,885,000	131
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (D)(F)	1.427	03-15-37	264,235	262,907
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (D)(F)	1.036	10-15-37	283,738	283,198
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%) (D)(F)	0.957	11-15-26	184,000	183,746
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%) (D)(F)	1.206	09-15-36	223,000	220,765
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (D)(F)	2.656	12-15-37	146,000	145,442
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (D)	3.341	05-10-36	196,000	200,945
Series 2019-SMRT, Class A (D)	4.149	01-10-36	123,000	127,710
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (D)(I)	0.924	08-25-66	253,173	247,059
Series 2021-3, Class A1 (D)(I)	0.956	09-27-66	342,527	334,276
Series 2021-HX1, Class A1 (D)(I)	1.110	10-25-66	297,108	286,648
COLT Trust
Series 2020-RPL1, Class A1 (D)(I)	1.390	01-25-65	444,726	433,381
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.608	08-15-45	1,685,163	1,158
Series 2012-CR3, Class XA IO	1.830	10-15-45	2,481,806	13,036
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.439	05-10-51	3,820,069	94,138
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (D)(I)	4.394	08-10-30	340,000	340,844
Series 2020-CBM, Class A2 (D)	2.896	02-10-37	208,000	208,913
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (D)(F)	1.706	05-15-36	350,000	349,782
Series 2021-NQM2, Class A1 (D)(I)	1.179	02-25-66	239,899	235,792
Series 2021-NQM3, Class A1 (D)(I)	1.015	04-25-66	183,404	178,961
Series 2021-NQM5, Class A1 (D)(I)	0.938	05-25-66	177,215	172,867
16	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (D)(I)	0.797	02-25-66	105,069	$103,145
Series 2021-2, Class A1 (D)(I)	0.931	06-25-66	202,499	198,579
Flagstar Mortgage Trust
Series 2021-1, Class A2 (D)(I)	2.500	02-01-51	399,398	390,858
GCAT Trust
Series 2021-NQM1, Class A1 (D)(I)	0.874	01-25-66	211,210	208,229
Series 2021-NQM2, Class A1 (D)(I)	1.036	05-25-66	157,450	154,173
Series 2021-NQM3, Class A1 (D)(I)	1.091	05-25-66	259,762	254,763
GS Mortgage Securities Trust
Series 2017-485L, Class C (D)(I)	3.982	02-10-37	240,000	245,418
Series 2020-UPTN, Class A (D)	2.751	02-10-37	192,000	193,984
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (D)(I)	1.382	09-27-60	71,190	71,013
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (D)	0.350	05-19-47	2,847,969	29,426
Series 2007-4, Class ES IO	0.350	07-19-47	3,016,190	39,799
Series 2007-6, Class ES IO (D)	0.343	08-19-37	3,065,470	42,955
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (D)(I)	1.071	06-25-56	158,488	155,134
IMT Trust
Series 2017-APTS, Class CFX (D)(I)	3.497	06-15-34	190,000	192,575
Irvine Core Office Trust
Series 2013-IRV, Class A2 (D)(I)	3.173	05-15-48	245,000	249,593
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (D)	1.431	07-05-32	2,499,937	6,223
Series 2020-NNN, Class AFX (D)	2.812	01-16-37	195,000	196,443
KNDL Mortgage Trust
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (D)(F)	1.456	05-15-36	144,000	143,277
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%) (D)(F)	0.806	03-15-38	280,000	278,602
Series 2021-BMR, Class D (1 month LIBOR + 1.400%) (D)(F)	1.506	03-15-38	218,000	215,618
MFA Trust
Series 2021-NQM1, Class A1 (D)(I)	1.153	04-25-65	167,388	166,764
Morgan Stanley Capital I Trust
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (D)(F)	1.506	11-15-34	304,000	303,053
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (D)(I)	3.790	11-15-32	100,000	100,155
Series 2018-ALXA, Class C (D)(I)	4.316	01-15-43	175,000	180,273
NYMT Loan Trust
Series 2022-CP1, Class A1 (D)	2.042	07-25-61	152,299	151,555
OBX Trust
Series 2020-EXP2, Class A3 (D)(I)	2.500	05-25-60	120,455	119,726
Series 2021-NQM2, Class A1 (D)(I)	1.101	05-25-61	280,345	274,331
Series 2021-NQM3, Class A1 (D)(I)	1.054	07-25-61	316,859	309,457
One Market Plaza Trust
Series 2017-1MKT, Class D (D)	4.146	02-10-32	190,000	190,507
SLG Office Trust
Series 2021-OVA, Class D (D)	2.851	07-15-41	270,000	254,412
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (D)(I)	2.447	12-25-66	298,000	298,166
Verus Securitization Trust
Series 2020-5, Class A1 (D)	1.218	05-25-65	94,580	93,838
Series 2021-3, Class A1 (D)(I)	1.046	06-25-66	269,693	265,324
Series 2021-4, Class A1 (D)(I)	0.938	07-25-66	137,875	133,511
Series 2021-5, Class A1 (D)(I)	1.013	09-25-66	252,896	246,243
Series 2021-R1, Class A1 (D)(I)	0.820	10-25-63	166,121	165,257
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (D)	1.849	11-15-45	3,041,585	17,428
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	17

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency 1.7%				$2,969,385
Federal Home Loan Mortgage Corp.
Series 2022-DNA1, Class M1A (SOFR + 1.000%) (D)(F)	1.050	01-25-42	304,000	304,117
Series K021, Class X1 IO	1.375	06-25-22	779,288	67
Series K022, Class X1 IO	1.164	07-25-22	3,328,706	10,557
Government National Mortgage Association
Series 2012-114, Class IO	0.661	01-16-53	665,086	13,781
Series 2016-174, Class IO	0.868	11-16-56	915,508	45,278
Series 2017-109, Class IO	0.290	04-16-57	975,352	27,302
Series 2017-124, Class IO	0.677	01-16-59	922,086	38,710
Series 2017-135, Class IO	0.731	10-16-58	1,285,549	60,587
Series 2017-140, Class IO	0.526	02-16-59	634,350	26,569
Series 2017-20, Class IO	0.664	12-16-58	2,050,856	76,113
Series 2017-22, Class IO	0.721	12-16-57	475,089	21,662
Series 2017-46, Class IO	0.636	11-16-57	1,325,505	56,961
Series 2017-61, Class IO	0.773	05-16-59	754,923	35,892
Series 2017-74, Class IO	0.542	09-16-58	1,572,676	52,817
Series 2018-114, Class IO	0.658	04-16-60	1,207,716	64,107
Series 2018-158, Class IO	0.755	05-16-61	1,359,589	83,260
Series 2018-35, Class IO	0.525	03-16-60	1,720,709	79,505
Series 2018-43, Class IO	0.514	05-16-60	2,746,393	120,013
Series 2018-69, Class IO	0.587	04-16-60	741,590	42,319
Series 2018-9, Class IO	0.484	01-16-60	1,515,767	67,316
Series 2019-131, Class IO	0.834	07-16-61	1,004,907	67,095
Series 2020-100, Class IO	0.824	05-16-62	1,165,334	84,810
Series 2020-108, Class IO	0.872	06-16-62	1,313,298	93,758
Series 2020-114, Class IO	0.812	09-16-62	2,899,840	209,193
Series 2020-118, Class IO	0.902	06-16-62	2,125,765	159,560
Series 2020-119, Class IO	0.677	08-16-62	1,177,301	74,230
Series 2020-120, Class IO	0.815	05-16-62	626,712	45,479
Series 2020-137, Class IO	0.793	09-16-62	3,115,808	216,849
Series 2020-150, Class IO	0.968	12-16-62	1,799,399	142,291
Series 2020-170, Class IO	0.875	11-16-62	2,521,567	187,978
Series 2021-3, Class IO	0.897	09-16-62	3,034,845	229,249
Series 2021-40, Class IO	0.842	02-16-63	758,501	55,884
Series 2022-17, Class IO	0.801	06-16-64	1,549,000	121,318

Series 2022-21, Class IO	0.797	10-16-63	701,000	54,758
Asset backed securities 13.4% (8.5% of Total investments)				$23,299,847
(Cost $23,579,461)
Asset backed securities 13.4%				23,299,847
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (D)	1.937	08-15-46	517,000	497,753
AMSR Trust
Series 2020-SFR4, Class A (D)	1.355	11-17-37	466,000	451,445
Series 2021-SFR4, Class A (D)	2.117	12-17-38	155,000	153,150
Applebee’s Funding LLC
Series 2019-1A, Class A2I (D)	4.194	06-05-49	435,600	437,910
Aqua Finance Trust
Series 2021-A, Class A (D)	1.540	07-17-46	161,121	158,250
Arby’s Funding LLC
Series 2020-1A, Class A2 (D)	3.237	07-30-50	384,150	386,844
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (D)	2.360	03-20-26	378,000	382,732
Series 2020-1A, Class A (D)	2.330	08-20-26	251,000	253,716
BMW Vehicle Lease Trust
Series 2022-1, Class A3	1.100	03-25-25	129,000	128,556
Bojangles Issuer LLC
18	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2020-1A, Class A2 (D)	3.832	10-20-50	211,000	$213,195
CARS-DB4 LP
Series 2020-1A, Class B1 (D)	4.170	02-15-50	293,000	297,759
CF Hippolyta LLC
Series 2020-1, Class A1 (D)	1.690	07-15-60	373,724	365,256
Series 2021-1A, Class A1 (D)	1.530	03-15-61	372,299	360,990
Chase Auto Credit Linked Notes
Series 2021-3, Class B (D)	0.760	02-26-29	204,986	202,821
CLI Funding VI LLC
Series 2020-1A, Class A (D)	2.080	09-18-45	439,641	430,330
CLI Funding VIII LLC
Series 2021-1A, Class A (D)	1.640	02-18-46	400,670	385,846
Series 2022-1A, Class A1 (D)	2.720	01-18-47	240,000	241,308
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	15,854	15,117
DB Master Finance LLC
Series 2017-1A, Class A2II (D)	4.030	11-20-47	163,625	168,816
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (D)	3.475	04-15-49	80,000	77,671
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (D)	4.118	07-25-47	513,600	534,544
Series 2021-1A, Class A2I (D)	2.662	04-25-51	255,073	252,195
Driven Brands Funding LLC
Series 2020-2A, Class A2 (D)	3.237	01-20-51	277,200	275,675
Series 2021-1A, Class A2 (D)	2.791	10-20-51	328,178	316,456
FirstKey Homes Trust
Series 2020-SFR1, Class A (D)	1.339	08-17-37	449,249	435,791
Series 2020-SFR2, Class A (D)	1.266	10-19-37	535,472	516,845
Series 2021-SFR1, Class A (D)	1.538	08-17-38	401,641	387,716
Series 2021-SFR1, Class D (D)	2.189	08-17-38	264,000	255,095
Five Guys Funding LLC
Series 2017-1A, Class A2 (D)	4.600	07-25-47	194,530	199,063
FOCUS Brands Funding LLC
Series 2017-1A, Class A2IB (D)	3.857	04-30-47	137,129	138,615
Ford Credit Auto Owner Trust
Series 2020-1, Class A (D)	2.040	08-15-31	466,000	470,421
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A	3.060	04-15-26	508,000	524,675
GM Financial Automobile Leasing Trust
Series 2021-2, Class A4	0.410	05-20-25	96,000	94,402
GM Financial Consumer Automobile Receivables Trust
Series 2021-4, Class A3	0.680	09-16-26	101,000	99,785
Series 2022-1, Class A3	1.260	11-16-26	83,000	82,554
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (D)	3.208	01-22-29	297,000	298,188
Series 2021-1A, Class A2 (D)	2.773	04-20-29	223,000	218,840
Hilton Grand Vacations Trust
Series 2018-AA, Class A (D)	3.540	02-25-32	80,695	82,712
Home Partners of America Trust
Series 2021-2, Class A (D)	1.901	12-17-26	305,024	299,158
Honda Auto Receivables Owner Trust
Series 2021-2, Class A4	0.550	08-16-27	189,000	184,235
Hyundai Auto Lease Securitization Trust
Series 2022-A, Class A3 (D)	1.160	01-15-25	155,000	154,401
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (D)	4.970	08-25-49	173,688	181,637
Series 2019-1A, Class A2I (D)	3.982	08-25-49	207,433	207,547
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (D)	2.730	10-25-48	34,868	35,037
MVW LLC
Series 2020-1A, Class D (D)	7.140	10-20-37	1,596,070	1,662,921
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	19

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
MVW Owner Trust
Series 2018-1A, Class A (D)	3.450	01-21-36	131,365	$134,077
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (D)	2.600	08-15-68	174,506	176,683
Neighborly Issuer LLC
Series 2021-1A, Class A2 (D)	3.584	04-30-51	472,430	467,979
Series 2022-1A, Class A2 (D)	3.695	01-30-52	189,000	188,236
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (D)	1.910	10-20-61	461,000	449,181
Series 2021-1, Class B1 (D)	2.410	10-20-61	139,000	137,371
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (D)	3.104	07-25-26	87,168	85,287
PFS Financing Corp.
Series 2020-E, Class A (D)	1.000	10-15-25	263,000	260,820
Progress Residential Trust
Series 2020-SFR1, Class A (D)	1.732	04-17-37	261,000	258,516
Series 2021-SFR8, Class B (D)	1.681	10-17-38	165,000	158,062
Santander Revolving Auto Loan Trust
Series 2019-A, Class A (D)	2.510	01-26-32	488,000	498,206
ServiceMaster Funding LLC
Series 2021-1, Class A2I (D)	2.865	07-30-51	311,435	300,517
Sesac Finance LLC
Series 2019-1, Class A2 (D)	5.216	07-25-49	352,950	362,113
SMB Private Education Loan Trust
Series 2019-B, Class A2A (D)	2.840	06-15-37	309,891	314,172
Series 2020-PTA, Class A2A (D)	1.600	09-15-54	265,707	261,788
Series 2021-A, Class APT2 (D)	1.070	01-15-53	203,019	195,030
Sonic Capital LLC
Series 2020-1A, Class A2I (D)	3.845	01-20-50	312,509	321,088
Series 2021-1A, Class A2I (D)	2.190	08-20-51	238,203	227,089
Sunbird Engine Finance LLC
Series 2020-1A, Class A (D)	3.671	02-15-45	191,901	183,010
Taco Bell Funding LLC
Series 2021-1A, Class A2I (D)	1.946	08-25-51	506,000	487,301
TIF Funding II LLC
Series 2021-1A, Class A (D)	1.650	02-20-46	226,013	215,467
Towd Point Mortgage Trust
Series 2015-1, Class A5 (D)(I)	3.124	10-25-53	125,000	127,900
Series 2015-2, Class 1M2 (D)(I)	3.345	11-25-60	300,000	305,223
Series 2017-2, Class A1 (D)(I)	2.750	04-25-57	24,025	24,173
Series 2018-1, Class A1 (D)(I)	3.000	01-25-58	73,127	73,791
Series 2018-4, Class A1 (D)(I)	3.000	06-25-58	240,106	244,098
Series 2018-5, Class A1A (D)(I)	3.250	07-25-58	44,743	45,288
Series 2019-1, Class A1 (D)(I)	3.666	03-25-58	180,172	185,363
Series 2019-4, Class A1 (D)(I)	2.900	10-25-59	194,914	197,832
Series 2020-4, Class A1 (D)	1.750	10-25-60	219,213	217,087
Triton Container Finance VIII LLC
Series 2020-1A, Class A (D)	2.110	09-20-45	570,127	557,940
Series 2021-1A, Class A (D)	1.860	03-20-46	313,129	302,227
Vantage Data Centers LLC
Series 2020-1A, Class A2 (D)	1.645	09-15-45	341,000	329,214
Series 2020-2A, Class A2 (D)	1.992	09-15-45	239,000	230,637
VR Funding LLC
Series 2020-1A, Class A (D)	2.790	11-15-50	395,727	386,614
VSE VOI Mortgage LLC
Series 2017-A, Class A (D)	2.330	03-20-35	109,036	109,390
Wendy’s Funding LLC
Series 2021-1A, Class A2I (D)	2.370	06-15-51	291,535	279,858
Willis Engine Structured Trust V
Series 2020-A, Class A (D)	3.228	03-15-45	109,191	104,695
20	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (D)	3.238	07-30-51	382,080	$378,551

	Shares	Value
Common stocks 0.2% (0.2% of Total investments)		$334,299
(Cost $353,900)
Utilities 0.2%		334,299
Multi-utilities 0.2%
Algonquin Power & Utilities Corp.	6,250	292,063

Dominion Energy, Inc.	414	42,236
Preferred securities 0.8% (0.5% of Total investments)		$1,420,055
(Cost $1,291,243)
Communication services 0.1%		151,567
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625% (A)	5,825	151,567
Consumer staples 0.3%		581,250
Food products 0.3%
Ocean Spray Cranberries, Inc., 6.250% (D)	6,250	581,250
Financials 0.2%		273,429
Banks 0.2%
Wells Fargo & Company, 7.500%	192	273,429
Utilities 0.2%		413,809
Electric utilities 0.1%
NextEra Energy, Inc., 5.279%	4,050	206,510
The Southern Company, 6.750%	624	33,259
Multi-utilities 0.1%
DTE Energy Company, 6.250%	512	26,035
NiSource, Inc., 7.750%	1,300	148,005

	Par value^	Value
Escrow certificates 0.0% (0.0% of Total investments)		$202
(Cost $0)
LSC Communications, Inc. (D)(J)	321,000	202
Short-term investments 7.6% (4.8% of Total investments)		$13,165,000
(Cost $13,165,000)
Repurchase agreement 7.6%		13,165,000
Repurchase Agreement with State Street Corp. dated 1-31-22 at 0.000% to be repurchased at $13,165,000 on 2-1-22, collateralized by $13,506,400 U.S. Treasury Notes, 0.875% due 1-31-24 (valued at $13,428,316)	13,165,000	13,165,000

Total investments (Cost $273,790,896) 157.1%	$272,939,640
Other assets and liabilities, net (57.1%)	(99,202,494)
Total net assets 100.0%	$173,737,146

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	21

LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-22 was $107,528,713. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $31,309,035.
(B)	All or a portion of this security is on loan as of 1-31-22, and is a component of the fund’s leverage under the Liquidity Agreement.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $95,621,343 or 55.0% of the fund’s net assets as of 1-31-22.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Non-income producing security.
The fund had the following country composition as a percentage of total investments on 1-31-22:
United States	87.3%
United Kingdom	2.1%
Canada	1.9%
Chile	1.0%
Other countries	7.7%
TOTAL	100.0%
22	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2022, by major security category or type:
	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$40,979,458	—	$40,979,458	—
Foreign government obligations	1,266,421	—	1,266,421	—
Corporate bonds	172,306,455	—	172,306,455	—
Municipal bonds	964,314	—	964,314	—
Term loans	2,148,009	—	2,148,009	—
Collateralized mortgage obligations	17,055,580	—	17,055,580	—
Asset backed securities	23,299,847	—	23,299,847	—
Common stocks	334,299	$334,299	—	—
Preferred securities	1,420,055	838,805	581,250	—
Escrow certificates	202	—	202	—
Short-term investments	13,165,000	—	13,165,000	—
Total investments in securities	$272,939,640	$1,173,104	$271,766,536	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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